ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Real Estate [Line Items]
Liabilities held for sale	$ 0	$ 0
Actively marketed property	45,391,000	45,778,000
Gain on asset sales	400,000
Assets held for sale	851,000	$ 1,419,000
Sale of assets-held-for-sale	568,000
Hawaii Land
Real Estate [Line Items]
Gain on asset sales	$ 2,400,000